Fair value measurement (Details 3) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Investment securities
Unrealized gain/(loss) of the investment securities	¥ 959		¥ 1,160	¥ (379)
Accumulated Impairment of Measurement Alternative	7,790		7,119
Gain (loss) from changes in fair value of product	¥ 804		¥ 1,485	¥ 2,092
Investment, Type [Extensible Enumeration]	Wealth Management Product [Member]		Wealth Management Product [Member]	Wealth Management Product [Member]
Description of impairment indicators	When impairment indicators are identified, the Group evaluates the impairment by comparing the carrying value of the asset or the asset group with its fair value.	When impairment indicators are identified, the Group evaluates the impairment by comparing the carrying value of the asset or the asset group with its fair value.
Impairment of long-lived assets	¥ 0	$ 0	¥ 1,562	¥ 2,025
Others, net
Investment securities
Gain (loss) from changes in fair value of product	1,470		2	(25)
Significant Other Observable Inputs (Level 2)
Investment securities
Unsecured senior notes	24,002		25,098
Fair value of held to maturity debt securities	2,355		6,866
Convertible Notes Payable Fair Value Disclosure	14,078		15,274
Significant Other Observable Inputs (Level 2) | Other Assets
Investment securities
Fair value of held to maturity debt securities	0		2,288
Significant Unobservable Inputs (Level 3) | Nonrecurring basis | Others, net
Investment securities
Impairment of investments	827		2,968	¥ 2,856
Time deposits | Significant Other Observable Inputs (Level 2)
Investment securities
Time deposits	64,265		91,062
Other Assets, Fair Value Disclosure	¥ 13,754		¥ 54,176